Business Combination (Details Narrative) ¥ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 IDR (Rp)
PT Pratama Interdana Finance [Member]
Business Acquisition [Line Items]
Cash consideration	¥ 89.4
Yonghui Yunjin Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Purchased percentage	65.00%	65.00%
Cash consideration	¥ 382.8
Percentage of voting interests	65.00%	65.00%
PT Pratama Interdana Finance [Member]
Business Acquisition [Line Items]
Purchased percentage	83.75%	83.75%
Cash consideration | Rp		Rp 197.2
Percentage of voting interests	83.75%	83.75%